John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. More information about these and other discounts is available on pages 14 to 16 of the prospectus under “Sales charge reductions and waivers” or pages 94 to 98 of the fund’s statement of additional information under “Initial Sales Charge on Class A Shares.”

Shareholder fees (%) (fees paid directly from your investment)	Class A	Class B	Class C

Maximum front-end sales charge (load) on purchases as a % of purchase price	4.50	—	—
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	5.00	1.00

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C

Management fee[1]	0.50	0.50	0.50
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.27	0.27	0.27
Total annual fund operating expenses	1.02	1.77	1.77

1	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept

1 Year	549	549	680	180	280	180
3 Years	760	760	857	557	557	557
5 Years	988	988	1,159	959	959	959
10 Years	1,642	1,642	1,886	1,886	2,084	2,084
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $75 million	0.625%
Next $75 million	0.5625%
Next $350 million	0.500%
Next $2 billion	0.475%
Excess over $2.5 billion	0.450%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class I

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I

Management fee[1]	0.50
Other expenses[2]	0.17
Total annual fund operating expenses	0.67

1	“Management fee” has been restated to reflect new management fee rate effective June 1, 2012.

2	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I

1 Year	68
3 Years	214
5 Years	373
10 Years	835
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate

First $75 million	0.625%
Next $75 million	0.5625%
Next $350 million	0.500%
Next $2 billion	0.475%
Excess over $2.5 billion	0.450%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock High Yield Fund (the fund)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund summary” section, the information under the headings “Fees and expenses” and “Expense example” is amended and restated by the following:
Fees and expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	Class R6

Maximum front-end sales charge (load) on purchases as a % of purchase price	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6

Management fee[1]	0.50
Other expense[2]	0.12
Total annual fund operating expenses	0.62

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be

Expenses ($)	Class R6

1 Year	63
3 Years	199
In the “Fund details” section, under the heading “Who’s who — Investment adviser — Management fee,” the disclosure regarding the fund’s management fee schedule is modified by the following:
Effective June 1, 2012, the fund pays the adviser a management fee for its services to the fund. The fee is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule, and that rate is applied to the average daily net assets of the fund:

Average Daily Net Assets	Annual Rate
First $75 million	0.625%
Next $75 million	0.5625%
Next $350 million	0.500%
Next $2 billion	0.475%
Excess over $2.5 billion	0.450%
You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.